Investment Securities (Tables)	9 Months Ended
Sep. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of carrying amount and fair value of equity securities by major security
	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of September 30, 2022:
Wealth management products	584,077,496	660,509	584,738,005

Total	584,077,496	660,509	584,738,005

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2021:
Wealth management products	845,888,854	1,158,441	847,047,295

Total	845,888,854	1,158,441	847,047,295

Schedule of carrying amount and fair value of equity securities by major security
	Amortized cost	Impairment	Net amortized cost
	RMB	RMB	RMB
As of September 30, 2022:
Investment in partnership	383,003,311	(7,845,764)	375,157,547
Corporate bond	4,518,925	(1,999,425)	2,519,500

Total	387,522,236	(9,845,189)	377,677,047

	Amortized cost	Impairment	Net amortized cost
	RMB	RMB	RMB
As of December 31, 2021:
Investment in partnership	246,400,000	(5,403,084)	240,996,916

Total	246,400,000	(5,403,084)	240,996,916